SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of revenues) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Supplementary Financial Statement Information [Line Items]
Revenues	$ 591	$ 17,261	$ 699	$ 18,292
Royalties revenue [Member]
Supplementary Financial Statement Information [Line Items]
Revenues	0	530	0	683
Sale of IP and license revenue [Member]
Supplementary Financial Statement Information [Line Items]
Revenues	460	16,717	568	17,577
Support services [Member]
Supplementary Financial Statement Information [Line Items]
Revenues	$ 131	$ 14	$ 131	$ 32